INTANGIBLE ASSETS, NET (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2024	Sep. 30, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
SCHEDULE OF INTANGIBLE ASSETS

Intangible assets, net mainly consist of the following:

	March 31, 2024	September 30, 2023
	(Unaudited)
Land use rights	1,078,322	1,067,134
Less: accumulated amortization	(85,778)	(71,907)
Land use rights, net	992,544	995,227

Intangible assets, net mainly consist of the following:

	September 30, 2023	September 30, 2022

Land use rights	$1,067,134	$430,985
Less: accumulated amortization	(71,907)	(64,818)
Land use rights, net	$995,227	$366,167

SCHEDULE OF AMORTIZATION EXPENSES
For the six months ending March 31,	Amortization expense

2025	21,876
2026	21,879
2027	21,879
2028	21,876
2029	21,876
Thereafter	883,165
Total	992,544

Years ending September 30,	Amortization expense

2024	$21,649
2025	21,649
2026	21,649
2027	21,649
2028	21,649
Thereafter	886,982
Total	$995,227